Disposal of assets and other transactions (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Assets recognized	$ 1,720
Cherne And Bagre Fields [Member]
IfrsStatementLineItems [Line Items]
Description transaction amount received	The amount to be received is US$ 10, of which US$ 1 was received at the transaction signing and the remainder will be received on the closing date.
Urugua And Tambau Fields [Member]
IfrsStatementLineItems [Line Items]
Description transaction amount received	The closing of the transaction was conditioned, among other factors, to the completion of the acquisition of the FPSO. The amount of US$ 3 was received in advance on the signing date
AIPs [Member]
IfrsStatementLineItems [Line Items]
Description transaction amount received	annual average ranging from US$ 40.00 to US$ 70.00, an earnout is due to Petrobras, for which the Company expects to receive a maximum of US$ 5,244 between 2022 and 2032.
Sepia And Atapu [Member]
IfrsStatementLineItems [Line Items]
Description transaction amount received	In 2024, the Company recognized, within the Statement of financial position, portions of these contingent assets, amounting to US$ 262, of which: (i) US$ 161 relates to the earnout of 2025, which is expected to be received in 2026; and (ii) US$ 101 for the update of the earnout of 2024, received in January 2025.
Assets recognized	$ 948	$ 255	$ 693